Operating loans and long-term debt - Schedule of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 598	$ 595
Less: current portion	0	0
Long-term debt	499	499
Deferred Financing Cost Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1)	(2)
Senior Notes Due Oct 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%
Senior Notes Due Oct 2024 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300	300
Term loan due August 2024; floating interest rate | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	200	200
Notes payable | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	0	1
Long-term borrowings | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	$ 501